UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 717 Constitution Drive
	   Suite 106
         Exton, PA  19341

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 321-6020

Signature, Place, and Date of Signing:

Kim M. Davis		Exton, PA		August 13, 2008
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    98

Form 13F Information Table Value Total:   $149,705
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206R102     3238 96102.124SH       SOLE                17051.000         79051.124
Aflac Inc.                     COM              001055102     2858 45503.534SH       SOLE                 8900.000         36603.534
Allstate Corporation           COM              020002101     2278 49965.000SH       SOLE                 9489.000         40476.000
American Financial Group       COM              025932104      316 11806.000SH       SOLE                                  11806.000
Amerigas Ptns LP Unit Lp Int   COM              030975106      300 9425.000 SH       SOLE                                   9425.000
Amgen                          COM              031162100     3143 66639.000SH       SOLE                11483.000         55156.000
Anadarko Pete Corp Com         COM              032511107     1558 20820.000SH       SOLE                 4150.000         16670.000
Applied Materials Inc Com      COM              038222105     2623 137402.304SH      SOLE                29119.000        108283.304
Atlas America Inc              COM              049167109     1143 25366.000SH       SOLE                 3018.001         22347.999
Avon Prods Inc Com             COM              054303102      278 7725.000 SH       SOLE                                   7725.000
BP Amoco Plc                   COM              055622104      264 3800.000 SH       SOLE                  164.000          3636.000
Ball Corp                      COM              058498106      828 17350.000SH       SOLE                 2950.000         14400.000
Barrick Gold Corp.             COM              067901108     5096 112002.646SH      SOLE                21737.000         90265.646
C & S Reit & Utility           COM              19247Y108     1065 60650.000SH       SOLE                 1000.000         59650.000
CSX Corp                       COM              126408103      201 3200.000 SH       SOLE                                   3200.000
Caterpillar                    COM              149123101     3987 54008.589SH       SOLE                12575.000         41433.589
Central Fund                   COM              153501101     2375 183425.000SH      SOLE                19700.000        163725.000
Centurion Gold Hldgs.          COM              15643F107        0 40000.000SH       SOLE                                  40000.000
Cheasapeake Energy Corp        COM              165167107     4727 71669.766SH       SOLE                18804.000         52865.766
Chevron Corp                   COM              166764100      254 2564.750 SH       SOLE                  962.000          1602.750
Church & Dwight, Inc.          COM              171340102      471 8354.395 SH       SOLE                 1250.000          7104.395
Cintas Corp                    COM              172908105     2207 83260.000SH       SOLE                16455.000         66805.000
Cisco Sys Inc Com              COM              17275r102     2748 118155.000SH      SOLE                24511.000         93644.000
Coca Cola                      COM              191216100     1211 23294.686SH       SOLE                 4472.000         18822.686
Cohen & Steers Global Inc.     COM              19248M103      868 54175.000SH       SOLE                                  54175.000
Colgate Palmolive              COM              194162103     1107 16014.000SH       SOLE                 5000.000         11014.000
Constellation Brands Inc       COM              21036P108      596 30000.000SH       SOLE                 4611.000         25389.000
Develop Divers Realty          COM              251591103      424 12210.551SH       SOLE                  975.000         11235.551
Discovery Hldg Cl A            COM              25468Y107      351 16003.000SH       SOLE                 5467.000         10536.000
Dominion Res Inc Va Com        COM              25746u109      744 15668.412SH       SOLE                 3450.000         12218.412
Dow Chemical                   COM              260543103     2961 84809.187SH       SOLE                17009.000         67800.187
Du Pont E.I. De Nemours & Co.  COM              263534109     3732 87023.852SH       SOLE                19165.000         67858.852
EMC Corp Mass Com              COM              268648102      192 13050.000SH       SOLE                 6800.000          6250.000
Eli Lilly & Co                 COM              532457108      493 10675.319SH       SOLE                 2425.000          8250.319
Emerson Electric               COM              291011104      373 7540.000 SH       SOLE                  720.000          6820.000
Enterprise Products Part LP    COM              293792107     3581 121240.378SH      SOLE                20600.000        100640.378
Exxon Mobil Corporation        COM              30231g102      801 9091.000 SH       SOLE                  662.000          8429.000
Fastenal Co.                   COM              311900104      858 19871.000SH       SOLE                 5091.000         14780.000
First Bank Of De               COM              319307104       28 15000.000SH       SOLE                 6525.000          8475.000
Flextronics Intl Ltd Ord       COM              Y2573F102      169 18025.000SH       SOLE                                  18025.000
Fording Canadian Coal Tr       COM              345425102      349 3650.000 SH       SOLE                                   3650.000
Fortune Brands                 COM              349631101      871 13951.014SH       SOLE                  225.000         13726.014
Gannett Co                     COM              364730101     1922 88671.568SH       SOLE                17430.000         71241.568
Genentech Inc                  COM              368710406     2949 38850.000SH       SOLE                 9059.000         29791.000
General Electric               COM              369604103     3787 141881.395SH      SOLE                18984.000        122897.395
Glaxosmithkline Plc            COM              37733W105      554 12537.174SH       SOLE                 3450.000          9087.174
Goldcorp Inc                   COM              380956409     4309 93325.574SH       SOLE                19268.000         74057.574
HCP Inc.                       COM              40414L109      579 18209.000SH       SOLE                                  18209.000
Heartland Energy Group         COM              42235D100        0 10000.000SH       SOLE                                  10000.000
I Shares MSCI Japan Index Fund COM              464286848     3710 297506.917SH      SOLE                61242.000        236264.917
Intel Corp                     COM              458140100      519 24150.481SH       SOLE                 8350.481         15800.000
International Business Machine COM              459200101      259 2184.000 SH       SOLE                                   2184.000
Ipath S&P   Gsci Crude Oil Tot COM              06738C786      320 3800.000 SH       SOLE                                   3800.000
Ishares Dow Jones Us Oil Equip COM              464288844     1694 21335.000SH       SOLE                   50.000         21285.000
Johnson & Johnson              COM              478160104     1000 15543.251SH       SOLE                 4892.251         10651.000
Kinder Morgan 100,000ths       COM                               0 21209.000SH       SOLE                                  21209.000
Kinder Morgan Energy           COM              494550106     2106 37783.585SH       SOLE                 3650.000         34133.585
Liberty Interactive Group Ser. COM              53071M104      613 41539.000SH       SOLE                12365.000         29174.000
Liberty Media - Entertainment  COM              53071M500      842 34752.000SH       SOLE                10080.000         24672.000
Magellan Midstream Prtns       COM              559080106      469 13166.310SH       SOLE                 4300.000          8866.310
Market Vectors Global Agribusi COM              57060U605      527 8500.000 SH       SOLE                                   8500.000
Microsoft Corp                 COM              594918104      808 29373.000SH       SOLE                 6735.000         22638.000
Mitsubishi Tokyo Finl Group In COM              606822104     2535 288100.000SH      SOLE                60056.000        228044.000
Newmont Mining Corp Com        COM              651639106     5207 99819.374SH       SOLE                19125.000         80694.374
Nippon Teleg & Tel             COM              654624105     4977 204804.148SH      SOLE                42216.000        162588.148
Oneok Partners LP              COM              68268N103      395 7075.000 SH       SOLE                  200.000          6875.000
Oracle Corp Com                COM              68389X105     2951 140500.000SH      SOLE                31521.000        108979.000
PPL Corporation                COM              69351t106      238 4562.000 SH       SOLE                                   4562.000
Penn Virginia Corp             COM              707882106      815 10805.000SH       SOLE                  900.000          9905.000
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     1328 57387.904SH       SOLE                 8710.000         48677.904
Pepsico Inc                    COM              713448108      618 9712.000 SH       SOLE                  500.000          9212.000
Pfizer                         COM              717081103     4469 255838.016SH      SOLE                41784.000        214054.016
Philip Morris International    COM              718172109      214 4337.000 SH       SOLE                 2075.000          2262.000
Powershares Dynamic Utilities  COM              73935X591     2244 116369.415SH      SOLE                                 116369.415
Procter And Gamble             COM              742718109      701 11530.000SH       SOLE                 1167.000         10363.000
Resource American Inc          COM              761195205      351 37636.000SH       SOLE                 6559.000         31077.000
Streettracks Gold Trust        COM              78463V107     2624 28705.000SH       SOLE                 1246.000         27459.000
Sun Microsystems               COM              866810203      114 10519.000SH       SOLE                 2300.000          8219.000
Supervalu Inc                  COM              868536103     2671 86452.503SH       SOLE                17764.000         68688.503
Taiwan Semiconductor           COM              874039100     3621 331900.000SH      SOLE                63372.000        268528.000
Teppco Partners LP             COM              872384102      242 7290.457 SH       SOLE                                   7290.457
Thermo Electron                COM              883556102      412 7387.000 SH       SOLE                                   7387.000
Trustco Bank Corp NY           COM              898349105      184 24825.769SH       SOLE                 5318.000         19507.769
Tyson Foods Inc Cl A           COM              902494103     2734 182976.272SH      SOLE                31259.000        151717.272
U. S. Oil Fund                 COM              91232N108      210 1850.000 SH       SOLE                                   1850.000
United Parcel Service          COM              911312106     2347 38175.950SH       SOLE                 8551.000         29624.950
Vanguard Materials             COM              92204A801     1032 11463.659SH       SOLE                                  11463.659
Vanguard Utilities Vipers      COM              92204A876      423 5040.000 SH       SOLE                                   5040.000
Vector Group Ltd.              COM              92240M108      261 16190.564SH       SOLE                                  16190.564
Verizon Communications Com     COM              92343v104     2954 83441.747SH       SOLE                18593.000         64848.747
Viacom Inc Cl B                COM              92553P201     1641 53725.000SH       SOLE                15000.000         38725.000
Vodafone                       COM              92857w209      223 7567.438 SH       SOLE                  350.000          7217.438
Walmart Stores                 COM              931142103      219 3890.000 SH       SOLE                 1690.000          2200.000
Waste Mgmt Inc Del Com         COM              94106L109      424 11233.227SH       SOLE                 3825.000          7408.227
Wellpoint Inc                  COM              94973v107     1465 30741.000SH       SOLE                 6531.000         24210.000
Wyeth                          COM              983024100     1356 28273.000SH       SOLE                 1600.000         26673.000
XTO Energy Inc                 COM              98385x106     8670 126547.002SH      SOLE                30128.000         96419.002
iPath S&P GSCI Total Return In COM              06738C794      203 2700.000 SH       SOLE                                   2700.000